Benefit Plans (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 28, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
401(k) defined contribution plan expense		$ 0.2	$ 0.2	$ 0.8	$ 0.7	$ 0.9	$ 0.6	$ 0.3
Maximum percentage of pretax earnings employee is eligible to contribute under defined contribution plan						15.00%
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan period	10 years
Long-Term Incentive Plan [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under incentive plan		1,450,000		1,450,000		1,250,000
Shares available for issuance		200,000		200,000		200,000